Filed Pursuant To Rule 497(e)
1933 Act File No. 033-12213
1940 Act File No. 811-05037

PROFESSIONALLY MANAGED PORTFOLIOS
Osterweis Fund
Osterweis Strategic Income Fund
Osterweis Strategic Investment Fund
Osterweis Emerging Opportunity Fund
Osterweis Total Return Fund
(the “Funds”)
June 4, 2020

On behalf of the Funds, each a series of Professionally Managed Portfolios (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N‑1A. The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust and pursuant to Rule 497(e) under the Securities Act on May 19, 2020; such form of Supplement (Accession Number 0000894189-20-003915) is incorporated by reference into this Rule 497 Document.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE